SEGMENT INFORMATION Narrative (Details) - minesite	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Operating segments [Abstract]
Number of minesite locations	14
Number of gold mines	8
Number of copper mines	1
Kibali [Member]
Disclosure of operating segments [line items]
Proportion of ownership interest in subsidiary	45.00%
Loulo-Gounkoto [Member]
Disclosure of operating segments [line items]
Proportion of ownership interest in subsidiary		80.00%